Expense Example, No Redemption - Class ACR6IS - DWS Floating Rate Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 380
3 Years	647
5 Years	933
10 Years	1,749
Class C
Expense Example, No Redemption:
1 Year	184
3 Years	615
5 Years	1,073
10 Years	2,341
Class R6
Expense Example, No Redemption:
1 Year	83
3 Years	289
5 Years	512
10 Years	1,154
INST Class
Expense Example, No Redemption:
1 Year	83
3 Years	293
5 Years	521
10 Years	1,175
Class S
Expense Example, No Redemption:
1 Year	93
3 Years	331
5 Years	588
10 Years	$ 1,323